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                          Sentinel Group Funds, Inc.


                                            April 2, 1997

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       RE:  Sentinel Group Funds, Inc.
            Post-Effective Amendment No. 77 under the
            Securities Act of 1933 and Amendment under
            the Investment Company Act of 1940 to the
            Registration Statement on Form N-1A
            (File Nos. 2-10685 and 811-214)
            -------------------------------------------

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1993, as amended (the "1933 Act"), Sentinel Group Fund,s Inc. (the "Company") hereby certifies that:

       (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 77 to the Company's Registration Statement on Form N-1A, constituting the most recent amendment to the Company's Registration Statement on Form N-1A; and

       (2) the text of Post-Effective Amendment No. 77 to the Company's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 28, 1997.




                                     Very truly yours,

                                     SENTINEL GROUP FUNDS, INC.

                                     By: /s/ D. Russell Morgan
                                         ------------------------
                                         D. Russell Morgan
                                         Secretary